S-K 1602(c) Dilution	Mar. 31, 2026 USD ($) $ / shares shares
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 10.00
Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.80
Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.79
Without Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	8.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	0.11
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	7.94
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.06
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (255,728)
Net Tangible Book Value, Adjusted | $	$ 495,400
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	7,720,000
With Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 8.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	0.12
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	7.93
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.07
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (255,728)
Net Tangible Book Value, Adjusted | $	$ 607,698
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	8,851,750
Overallotment Liability [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (112,298)
Overallotment Liability [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Net Proceeds from this Offering and Sale of the Private Placement Units [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	105,700,000	[1]
Net Proceeds from this Offering and Sale of the Private Placement Units [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	121,450,000	[1]
Offering Costs Paid in Advance, Excluded from Tangible Book Value [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	163,426
Offering Costs Paid in Advance, Excluded from Tangible Book Value [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	163,426
Redemptions [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	(105,000,000)	[2]
Redemptions [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (120,750,000)	[2]
Class B Ordinary Shares Outstanding Prior to this Offering [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	5,175,000
Class B Ordinary Shares Outstanding Prior to this Offering [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	5,175,000
Class B Ordinary Shares Forfeited if Over-Allotment is Not Exercised [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(675,000)
Class B Ordinary Shares Forfeited if Over-Allotment is Not Exercised [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Representative Shares [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	420,000
Representative Shares [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	483,000
Class A Ordinary Shares Included in the Units Offered [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	13,125,000	[3]
Class A Ordinary Shares Included in the Units Offered [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	15,093,750	[3]
Shares of Ordinary Shares Included in the Placement Units Issued [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	175,000	[4]
Shares of Ordinary Shares Included in the Placement Units Issued [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	175,000	[4]
Shares Subject to Redemption [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(10,500,000)
Shares Subject to Redemption [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(12,075,000)
No Redemption [Member] | Without Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 8.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.84
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	2.21
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.79
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (255,728)
Net Tangible Book Value, Adjusted | $	$ 105,495,400
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	18,220,000
No Redemption [Member] | With Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 8.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	1.12
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	7.93
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.07
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (255,728)
Net Tangible Book Value, Adjusted | $	$ 607,698
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	8,851,750
No Redemption [Member] | Overallotment Liability [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (112,298)
No Redemption [Member] | Overallotment Liability [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
No Redemption [Member] | Net Proceeds from this Offering and Sale of the Private Placement Units [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	105,700,000	[1]
No Redemption [Member] | Net Proceeds from this Offering and Sale of the Private Placement Units [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	121,450,000	[1]
No Redemption [Member] | Offering Costs Paid in Advance, Excluded from Tangible Book Value [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	163,426
No Redemption [Member] | Offering Costs Paid in Advance, Excluded from Tangible Book Value [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	163,426
No Redemption [Member] | Redemptions [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $		[2]
No Redemption [Member] | Redemptions [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (120,750,000)	[2]
No Redemption [Member] | Class B Ordinary Shares Outstanding Prior to this Offering [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	5,175,000
No Redemption [Member] | Class B Ordinary Shares Outstanding Prior to this Offering [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	5,175,000
No Redemption [Member] | Class B Ordinary Shares Forfeited if Over-Allotment is Not Exercised [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(675,000)
No Redemption [Member] | Class B Ordinary Shares Forfeited if Over-Allotment is Not Exercised [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
No Redemption [Member] | Representative Shares [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	420,000
No Redemption [Member] | Representative Shares [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	483,000
No Redemption [Member] | Class A Ordinary Shares Included in the Units Offered [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	13,125,000	[3]
No Redemption [Member] | Class A Ordinary Shares Included in the Units Offered [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	15,093,750	[3]
No Redemption [Member] | Shares of Ordinary Shares Included in the Placement Units Issued [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	175,000	[4]
No Redemption [Member] | Shares of Ordinary Shares Included in the Placement Units Issued [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	175,000	[4]
No Redemption [Member] | Shares Subject to Redemption [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
No Redemption [Member] | Shares Subject to Redemption [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(12,075,000)
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.07
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	7.93
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	0.06
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	7.94
Redemption at 100 Percent of Maximum [Member] | Without Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	8.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	0.11
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	7.94
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.06
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (255,728)
Net Tangible Book Value, Adjusted | $	$ 495,400
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	7,720,000
Redemption at 100 Percent of Maximum [Member] | With Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 8.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	2.64
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	5.41
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 2.59
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (255,728)
Net Tangible Book Value, Adjusted | $	$ 30,795,198
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	11,870,500
Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (112,298)
Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 100 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of the Private Placement Units [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	105,700,000	[1]
Redemption at 100 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of the Private Placement Units [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	121,450,000	[1]
Redemption at 100 Percent of Maximum [Member] | Offering Costs Paid in Advance, Excluded from Tangible Book Value [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	163,426
Redemption at 100 Percent of Maximum [Member] | Offering Costs Paid in Advance, Excluded from Tangible Book Value [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	163,426
Redemption at 100 Percent of Maximum [Member] | Redemptions [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	(105,000,000)	[2]
Redemption at 100 Percent of Maximum [Member] | Redemptions [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (90,562,500)	[2]
Redemption at 100 Percent of Maximum [Member] | Class B Ordinary Shares Outstanding Prior to this Offering [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	5,175,000
Redemption at 100 Percent of Maximum [Member] | Class B Ordinary Shares Outstanding Prior to this Offering [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	5,175,000
Redemption at 100 Percent of Maximum [Member] | Class B Ordinary Shares Forfeited if Over-Allotment is Not Exercised [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(675,000)
Redemption at 100 Percent of Maximum [Member] | Class B Ordinary Shares Forfeited if Over-Allotment is Not Exercised [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 100 Percent of Maximum [Member] | Representative Shares [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	420,000
Redemption at 100 Percent of Maximum [Member] | Representative Shares [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	483,000
Redemption at 100 Percent of Maximum [Member] | Class A Ordinary Shares Included in the Units Offered [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	13,125,000	[3]
Redemption at 100 Percent of Maximum [Member] | Class A Ordinary Shares Included in the Units Offered [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	15,093,750	[3]
Redemption at 100 Percent of Maximum [Member] | Shares of Ordinary Shares Included in the Placement Units Issued [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	175,000	[4]
Redemption at 100 Percent of Maximum [Member] | Shares of Ordinary Shares Included in the Placement Units Issued [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	175,000	[4]
Redemption at 100 Percent of Maximum [Member] | Shares Subject to Redemption [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(10,500,000)
Redemption at 100 Percent of Maximum [Member] | Shares Subject to Redemption [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(9,056,250)
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.09
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	2.91
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	5.08
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	2.92
Redemption at 25 Percent of Maximum [Member] | Without Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	8.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.13
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	2.92
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.08
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (255,728)
Net Tangible Book Value, Adjusted | $	$ 79,245,400
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	15,595,000
Redemption at 25 Percent of Maximum [Member] | With Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 8.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.85
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	2.20
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.80
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (255,728)
Net Tangible Book Value, Adjusted | $	$ 121,357,698
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	20,926,750
Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (112,298)
Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 25 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of the Private Placement Units [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	105,700,000	[1]
Redemption at 25 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of the Private Placement Units [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	121,450,000	[1]
Redemption at 25 Percent of Maximum [Member] | Offering Costs Paid in Advance, Excluded from Tangible Book Value [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	163,426
Redemption at 25 Percent of Maximum [Member] | Offering Costs Paid in Advance, Excluded from Tangible Book Value [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	163,426
Redemption at 25 Percent of Maximum [Member] | Redemptions [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	(26,250,000)	[2]
Redemption at 25 Percent of Maximum [Member] | Redemptions [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $		[2]
Redemption at 25 Percent of Maximum [Member] | Class B Ordinary Shares Outstanding Prior to this Offering [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	5,175,000
Redemption at 25 Percent of Maximum [Member] | Class B Ordinary Shares Outstanding Prior to this Offering [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	5,175,000
Redemption at 25 Percent of Maximum [Member] | Class B Ordinary Shares Forfeited if Over-Allotment is Not Exercised [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(675,000)
Redemption at 25 Percent of Maximum [Member] | Class B Ordinary Shares Forfeited if Over-Allotment is Not Exercised [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 25 Percent of Maximum [Member] | Representative Shares [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	420,000
Redemption at 25 Percent of Maximum [Member] | Representative Shares [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	483,000
Redemption at 25 Percent of Maximum [Member] | Class A Ordinary Shares Included in the Units Offered [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	13,125,000	[3]
Redemption at 25 Percent of Maximum [Member] | Class A Ordinary Shares Included in the Units Offered [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	15,093,750	[3]
Redemption at 25 Percent of Maximum [Member] | Shares of Ordinary Shares Included in the Placement Units Issued [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	175,000	[4]
Redemption at 25 Percent of Maximum [Member] | Shares of Ordinary Shares Included in the Placement Units Issued [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	175,000	[4]
Redemption at 25 Percent of Maximum [Member] | Shares Subject to Redemption [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(2,625,000)
Redemption at 25 Percent of Maximum [Member] | Shares Subject to Redemption [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.10
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	3.90
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	4.09
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	3.91
Redemption at 50 Percent of Maximum [Member] | Without Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	8.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	4.14
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	3.91
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.09
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (255,728)
Net Tangible Book Value, Adjusted | $	$ 52,995,400
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	12,970,000
Redemption at 50 Percent of Maximum [Member] | With Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 8.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	5.14
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	2.91
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.09
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (255,728)
Net Tangible Book Value, Adjusted | $	$ 91,170,198
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	17,908,000
Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (112,298)
Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 50 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of the Private Placement Units [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	105,700,000	[1]
Redemption at 50 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of the Private Placement Units [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	121,450,000	[1]
Redemption at 50 Percent of Maximum [Member] | Offering Costs Paid in Advance, Excluded from Tangible Book Value [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	163,426
Redemption at 50 Percent of Maximum [Member] | Offering Costs Paid in Advance, Excluded from Tangible Book Value [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	163,426
Redemption at 50 Percent of Maximum [Member] | Redemptions [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	(52,500,000)	[2]
Redemption at 50 Percent of Maximum [Member] | Redemptions [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (30,187,500)	[2]
Redemption at 50 Percent of Maximum [Member] | Class B Ordinary Shares Outstanding Prior to this Offering [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	5,175,000
Redemption at 50 Percent of Maximum [Member] | Class B Ordinary Shares Outstanding Prior to this Offering [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	5,175,000
Redemption at 50 Percent of Maximum [Member] | Class B Ordinary Shares Forfeited if Over-Allotment is Not Exercised [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(675,000)
Redemption at 50 Percent of Maximum [Member] | Class B Ordinary Shares Forfeited if Over-Allotment is Not Exercised [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 50 Percent of Maximum [Member] | Representative Shares [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	420,000
Redemption at 50 Percent of Maximum [Member] | Representative Shares [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	483,000
Redemption at 50 Percent of Maximum [Member] | Class A Ordinary Shares Included in the Units Offered [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	13,125,000	[3]
Redemption at 50 Percent of Maximum [Member] | Class A Ordinary Shares Included in the Units Offered [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	15,093,750	[3]
Redemption at 50 Percent of Maximum [Member] | Shares of Ordinary Shares Included in the Placement Units Issued [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	175,000	[4]
Redemption at 50 Percent of Maximum [Member] | Shares of Ordinary Shares Included in the Placement Units Issued [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	175,000	[4]
Redemption at 50 Percent of Maximum [Member] | Shares Subject to Redemption [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(5,250,000)
Redemption at 50 Percent of Maximum [Member] | Shares Subject to Redemption [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(3,018,750)
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 2.59
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	5.41
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share | $ / shares	2.59
Number Of Shares Used Line Items
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share | $ / shares	5.41
Redemption at 75 Percent of Maximum [Member] | Without Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	8.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	2.64
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	5.41
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 2.59
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (255,728)
Net Tangible Book Value, Adjusted | $	$ 26,745,400
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	10,345,000
Redemption at 75 Percent of Maximum [Member] | With Over Allotment [Member]
Adjusted Net Tangible Book Value Per Share With Sources Of Dilution Line Items
Registered Offering Price per Share | $ / shares	$ 8.00
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	(0.05)
Net Tangible Book Value, Increase from Public Shareholders, Per Share | $ / shares	4.15
Net Tangible Book Value, Amount of Dilution, per Share | $ / shares	3.90
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 4.10
Net Tangible Book Value Line Items
Net Tangible Book Value | $	$ (255,728)
Net Tangible Book Value, Adjusted | $	$ 60,982,698
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	14,889,250
Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (112,298)
Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $
Redemption at 75 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of the Private Placement Units [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	105,700,000	[1]
Redemption at 75 Percent of Maximum [Member] | Net Proceeds from this Offering and Sale of the Private Placement Units [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	121,450,000	[1]
Redemption at 75 Percent of Maximum [Member] | Offering Costs Paid in Advance, Excluded from Tangible Book Value [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	163,426
Redemption at 75 Percent of Maximum [Member] | Offering Costs Paid in Advance, Excluded from Tangible Book Value [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	163,426
Redemption at 75 Percent of Maximum [Member] | Redemptions [Member] | Without Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	(78,750,000)	[2]
Redemption at 75 Percent of Maximum [Member] | Redemptions [Member] | With Over Allotment [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value, Adjusted | $	$ (60,375,000)	[2]
Redemption at 75 Percent of Maximum [Member] | Class B Ordinary Shares Outstanding Prior to this Offering [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	5,175,000
Redemption at 75 Percent of Maximum [Member] | Class B Ordinary Shares Outstanding Prior to this Offering [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	5,175,000
Redemption at 75 Percent of Maximum [Member] | Class B Ordinary Shares Forfeited if Over-Allotment is Not Exercised [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(675,000)
Redemption at 75 Percent of Maximum [Member] | Class B Ordinary Shares Forfeited if Over-Allotment is Not Exercised [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment
Redemption at 75 Percent of Maximum [Member] | Representative Shares [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	420,000
Redemption at 75 Percent of Maximum [Member] | Representative Shares [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	483,000
Redemption at 75 Percent of Maximum [Member] | Class A Ordinary Shares Included in the Units Offered [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	13,125,000	[3]
Redemption at 75 Percent of Maximum [Member] | Class A Ordinary Shares Included in the Units Offered [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	15,093,750	[3]
Redemption at 75 Percent of Maximum [Member] | Shares of Ordinary Shares Included in the Placement Units Issued [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	175,000	[4]
Redemption at 75 Percent of Maximum [Member] | Shares of Ordinary Shares Included in the Placement Units Issued [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	175,000	[4]
Redemption at 75 Percent of Maximum [Member] | Shares Subject to Redemption [Member] | Without Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(7,875,000)
Redemption at 75 Percent of Maximum [Member] | Shares Subject to Redemption [Member] | With Over Allotment [Member]
Number Of Shares Used Line Items
Number of Shares Used, Adjustment	(6,037,500)

[1]	Expenses applied against gross proceeds include offering expenses of approximately $700,000. See “Use of Proceeds.”
[2]	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers or their respective affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”
[3]	Includes the issuance of an additional 2,625,000 shares (or up to 3,018,750 shares if the underwriters’ over-allotment option is exercised in full) underlying the rights contained in the public units.
[4]	Includes the issuance of an additional 35,000 shares underlying the rights contained in the private units.